Other financial assets	12 Months Ended
Mar. 31, 2024
Text block 1 [Abstract]
Other financial assets
9. Other financial assets
Other financial assets consist of the following:

	Yen in millions
	March 31,
	2023	2024
Financial assets measured at amortized cost
Time deposits	206,494	1,606,834
Other	766,455	824,448
Financial assets measured at fair value through profit or loss
Public and corporate bonds	193,816	221,743
Stocks	168,214	212,393
Derivatives	610,340	552,921
Other	496,052	553,174
Financial assets measured at fair value through other comprehensive income
Public and corporate bonds	6,409,119	8,279,783
Stocks	3,413,780	3,829,893
Other	7,838	11,537

Total	12,272,107	16,092,727

Current assets	1,715,675	4,702,168
Non-current assets	10,556,431	11,390,559

Total	12,272,107	16,092,727

Toyota has certain financial instruments, including financial assets and liabilities which arose in the normal course of business. These financial instruments are executed with creditworthy financial institutions, and virtually all foreign currency contracts are denominated in U.S. dollars, euros and other currencies of major developed countries. Financial instruments involve, to varying degrees, market risk as instruments are subject to price fluctuations, and elements of credit risk in the event a counterparty should default. In the unlikely event the counterparties fail to meet the contractual terms of a foreign currency or an interest rate instrument, Toyota’s risk is limited to the fair value of the instrument. Although Toyota may be exposed to losses in the event of non-performance
by counterparties on financial instruments, it does not anticipate significant losses due to the nature of its counterparties. Counterparties to Toyota’s financial instruments represent, in general, international financial institutions. Additionally, Toyota does not have a significant exposure to any individual counterparty. Toyota believes that the overall credit risk related to its financial instruments is not significant.
Public and corporate bonds included in financial assets measured at fair value through other comprehensive income include securities loaned of ¥2,192,934 million and ¥2,190,436 million as of March 31, 2023 and 2024, respectively.

Major securities included in stocks measured at fair value through other comprehensive income as of March 31, 2023 and 2024 are as follows:

	Yen in millions
	March 31,
Issue	2023	2024
KDDI CORPORATION	1,296,639	1,134,370
MS&AD Insurance Group Holdings, Inc.	216,053	427,950
NIPPON TELEGRAPH AND TELEPHONE CORPORATION	320,073	363,131
Mitsubishi UFJ Financial Group, Inc.	126,754	232,760
Renesas Electronics Corporation	143,543	200,330
To facilitate the efficient and effective utilization of assets, Toyota derecognizes stocks measured at fair value through other comprehensive income by way of sale. Fair value and total accumulated other comprehensive income at derecognition are as follows:

	Yen in millions
	For the years ended March 31,
	2023	2024

Total fair value	69,028	346,154
Accumulated other comprehensive income, net	35,124	247,475